Expenses by nature - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Selling and marketing expenses	$ 69,052	$ 64,780	$ 22,101
Gain from reversal of inventory impairment charges	0	(8,100)	0
Impairment loss recognised in profit or loss, property, plant and equipment	1,700
General and administrative expenses	72,006	$ 71,462	$ 55,130
Adjustments For Impairment Loss	2,500
Manufacturing Of Antibodies
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges	$ 800